Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposits:
Deposits for research and development, prototype and production parts, and other	$ 52,436	$ 23,617	$ 54,990
Deposits for goods and services yet to be received (“Future Work”)	2,969	3,187	8,380
Total deposits	55,405	26,804
Other current assets:
Prepaid expenses	9,121	14,437	11,119
Inventory	4,049	3,598
Other current assets	1,547	3,052
Total other current assets	$ 14,717	$ 21,087	$ 13,410